Annual Fund Operating Expenses - Volumetric Fund - Volumetric Fund	Apr. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Net Expenses (as a percentage of Assets)	1.89%